CASH FLOW STATEMENT - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATIONAL ACTIVITIES
Income before income tax and social contribution	R$ 4,333,995	R$ 10,974,275	R$ 6,766,172
Adjustments to reconcile profit with cash generated by operations:
Depreciation and amortization	2,690,269	1,443,285	1,255,812
Net exchange and monetary changes	650,770	419,569	87,662
Financial charges	4,980,707	2,035,779	1,879,901
Result of equity method investees	(2,369,777)	(1,507,418)	(1,744,672)
Other Income and Expenses	(186,924)	(1,210,754)	(16,134)
Transmission revenues	(15,774,884)	(17,450,333)	(11,590,416)
Construction cost - transmission	1,671,307	1,312,861	928,643
Regulatory remeasurements - Transmission contracts	(365,178)	(4,858,744)	(4,228,338)
Operating provisions (reversals)	6,928,425	14,922,063	7,374,588
GSF Reimbursement		(4,265,889)
Financial instruments - derivatives	356,494	(725,826)	(332,017)
Others	1,751,340	1,875,163	304,489
Adjustments to reconcile net profit (loss)	332,549	(8,010,243)	(6,080,482)
(Increases)/decreases in operating assets
Accounts Receivable, net	(408,364)	1,671,234	(1,535,453)
Marketable securities	2,264,059	(1,972,451)	(3,179,780)
Reimbursement right	537,338	(22,909)	76,487
Warehouse		(47,495)	42,906
Financial assets - Itaipu	499,071	605,581	746,673
Assets held for sale			2,314,709
Hydrological Risk		1,787	41,243
Others	(436,278)	1,579,997	116,177
Increases / (decreases) in operating liabilities	2,455,826	1,815,744	(1,377,038)
Increases / (decreases) in operating liabilities
Suppliers	233,911	39,894	589,136
Advances	104,964		(73,748)
Leases			402,881
Estimated Obligations	222,345	213,739	133,488
Reimbursement obligations			267,111
Regulatory fees	159,695	(82,459)	(26,627)
Liabilities associated with assets held for sale			(1,661,335)
Others	(382,451)	(41,755)	(884,919)
Increases/(decreases) in operating liabilities	338,464	129,419	(1,254,012)
Payment of interests	(3,211,343)	(2,176,135)	(1,370,739)
Receipt of allowed annual revenue - RAP	14,623,582	14,832,701	13,939,452
Receipt of financial charges	316,278	672,085	778,010
Payment of income tax and social contribution	(2,607,461)	(2,463,047)	(3,351,505)
Receipt of remuneration for investments in ownership interests	1,494,560	2,175,585	1,195,566
Supplementary social security	(469,943)	(383,424)	(300,732)
Payment of judicial contingencies	(4,222,504)	(6,228,610)	(3,247,582)
Securities and restricted deposits	(1,199,426)	(2,511,386)	(957,754)
Net cash from operating activities of continued operations	12,184,577	8,826,963	4,739,357
Net cash from (used in) operating activities of discontinued operations	(2,908,844)	(600,801)	388,005
Net cash of operating activities	9,275,733	8,226,163	5,127,362
FINANCING ACTIVITIES
Receipt for issuing shares	30,648,282
Loans and financing obtained/debentures obtained	8,500,000	4,828,697	9,157,888
Payment of loans and financing/debentures - principal	(6,734,696)	(8,175,960)	(12,454,128)
Payment of remuneration to shareholders	(1,490,058)	(3,747,606)	(2,593,945)
Payment of leases - principal	(721,074)	(571,829)	(528,691)
Others	44,746	(499,734)	(82,424)
Net cash used in financing activities of continuing operations	30,247,200	(8,166,432)	(6,501,301)
Net cash from (used in) financing activities of discontinued operations	(174,814)	2,105,924	950,066
Net cash provided by financing activities	30,072,386	(6,060,508)	(5,551,235)
INVESTMENT ACTIVITIES
Receipt of loans and financing	2,358,352	4,897,907	4,202,447
Acquisition of fixed assets	(1,585,639)	(1,085,090)	(925,893)
Acquisition of intangible assets	(32,038,772)	(103,494)	(133,170)
Transmission infrastructure - contractual assets	(1,652,992)	(1,299,710)	(928,643)
Acquisition / capital injection in shareholdings	(254,498)	(274,354)	(68,169)
Advance granting for future capital increase		(2,447,464)	(1,208,961)
Disposal of investments in shareholdings	1,169,784		941,779
Net cash in business combination	180,191
Others	(57,832)	(443,738)	(166,492)
Net cash from (used in) investment activities of continuing operations	(31,881,406)	(755,943)	1,712,899
Net cash from (used in) investment activities of discontinued operations	3,079,754	(1,503,660)	(1,337,726)
Net cash provided by (used in) investment activities	(28,801,652)	(2,259,603)	375,173
Increase (decrease) in cash and cash equivalents	10,546,467	(93,948)	(48,700)
Cash and cash equivalents at the beginning of the fiscal year	192,659	286,607	335,307
Cash and cash equivalents at the end of the year	10,739,126	192,659	286,607
Increase (decrease) in cash and cash equivalents from discontinued operations	R$ (3,904)	R$ 1,463	R$ 345